Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the year		$ 275,675	$ 233,677	[1]
Net loss from discontinued operations	[2]		(10,548)
Net income from continuing operations		275,675	244,225	[2]
Adjustments for
Depreciation of property and equipment		170,520	168,720
Depreciation of right-of-use assets		80,496	77,326
Amortization of intangible assets		48,213	49,701
Share-based payment transactions		7,046	6,227
Net finance costs		53,910	62,107
Income tax expense		86,982	76,536
Gain on sale of business		(306)
Bargain purchase gain		(4,008)	(8,014)
Gain on sale of property and equipment		(7,882)	(15,395)
Gain on derecognition of right-of-use assets		(1,159)	(1,716)
Gain on sale of assets held for sale		(11,899)	(21,571)
Provisions and employee benefits		6,274	(3,696)
Adjustments to reconcile profit (loss)		703,862	634,450
Net change in non-cash operating working capital		33,661	16,337
Cash generated from operating activities before the following		737,523	650,787
Interest paid		(50,366)	(65,075)
Income tax paid		(73,256)	(85,216)
Settlement of derivative contract		(3,039)
Net cash from continuing operating activities		610,862	500,496
Net cash used in discontinued operating activities			(12,022)
Net cash from operating activities		610,862	488,474
Cash flows from investing activities
Purchases of property and equipment		(142,710)	(261,295)
Proceeds from sale of property and equipment		52,116	71,754
Proceeds from sale of assets held for sale		24,480	39,146
Purchases of intangible assets		(1,665)	(3,636)
Proceeds from sale of business		2,351
Business combinations, net of cash acquired		(327,650)	(150,912)
Proceeds from sale of intangible assets			201
Purchases of investments		(7,446)	(600)
Proceeds from sale of investments			1,814
Proceeds from collection of promissory notes		18,892
Others		3,151	(329)
Net cash used in continuing investing activities		(378,481)	(303,857)
Cash flows from financing activities
Decrease in bank indebtedness		(2,231)	(6,083)
Proceeds from long-term debt		33,175	328,045
Repayment of long-term debt		191,221	103,247
Net decrease in revolving facilities		(326,201)	(88,229)
Repayment of lease liabilities		(82,587)	(75,072)
Increase (decrease) in other financial liabilities		4,738	(1,556)
Dividends paid		(67,604)	(60,478)
Repurchase of own shares		(38,021)	(192,455)
Proceeds from the issuance of common shares, net of expenses		425,350
Proceeds from exercise of stock options		21,361	16,347
Repurchase of own shares for restricted share unit settlement		(4,843)	(1,889)
Net cash used in continuing financing activities		(228,084)	$ (184,617)
Net change in cash and cash equivalents		4,297
Cash and cash equivalents, end of year		$ 4,297

[1]	Recasted for change in presentation currency (see note 2c))
[2]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)